Rule 497(e)

                        FIRST TRUST EXCHANGE-TRADED FUND

                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND
                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009

                              DATED APRIL 22, 2010

            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIES



         The Fund currently seeks investment results that correspond generally to the price and yield (before fees and expenses) of an equity index called the Deutsche Bank CROCI(R) US+ Index(TM) (the "Current Index") pursuant to a license agreement dated June 30, 2006 (the "License Agreement"), by and between Deutsche Bank AG (the "Index Provider") and First Trust Advisors L.P. ("First Trust"), the Fund's investment manager. Pursuant to the terms of the License Agreement, the Index Provider has provided written notice to First Trust of the termination of the License Agreement, to be effective June 21, 2010.

         On April 19, 2010, the Board of Trustees of the Trust (the "Board") approved the engagement of a replacement index, the Credit Suisse U.S. Value Index, Powered by HOLT(TM) (the "Replacement Index"). Accordingly, the Board approved corresponding changes to the Fund's following non-fundamental investment policies. The Fund's investment objective will be to seek investment results that correspond generally to the price and yield (before fees and expenses) of an equity index called the Credit Suisse U.S. Value Index, Powered by HOLT(TM). Also, the Fund will normally invest at least 90% of its net assets in common stocks that comprise the Credit Suisse U.S. Value Index, Powered by HOLT(TM).

         The engagement of the Replacement Index and the changes to the Fund's non-fundamental investment policies will take effect on or about June 21, 2010.

         In addition, the Board has approved the change of the name of the Fund to "First Trust Strategic Value Index Fund," to take effect on or about June 21, 2010.


              PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE


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                                                                    Rule 497(e)

                        FIRST TRUST EXCHANGE-TRADED FUND

                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND
                                  (the "Fund")

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

                              DATED APRIL 22, 2010

            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIES

         The Fund currently invests at least 90% of its net assets in common stocks that comprise the Deutsche Bank CROCI(R) US+ Index(TM) (the "Current Index") pursuant to a license agreement dated June 30, 2006 (the "License Agreement"), by and between Deutsche Bank AG (the "Index Provider") and First Trust Advisors L.P. ("First Trust"), the Fund's investment manager, and a related sublicense agreement between First Trust and the Fund. Pursuant to the terms of the License Agreement, the Index Provider has provided written notice to First Trust of the termination of the License Agreement, to be effective June 21, 2010.

         On April 19, 2010, the Board of Trustees of the Trust (the "Board") approved the engagement of a replacement index, the Credit Suisse U.S. Value Index, Powered by HOLT(TM) (the "Replacement Index"). Accordingly, the Fund will normally invest at least 90% of its net assets in common stocks that comprise the Credit Suisse U.S. Value Index, Powered by HOLT(TM).

         The engagement of the Replacement Index and the changes to the Fund's non-fundamental investment policy will take effect on or about June 21, 2010.

         First Trust has entered into a license agreement with Credit Suisse Securities (USA) LLC and Credit Suisse Group AG, (collectively, the "Replacement Index Provider"), and the Fund will enter into a related sublicense agreement with First Trust. First Trust will pay the Replacement Index Provider an annual license fee equal to the greater of $25,000 or 0.125% of the Fund's average daily net asset value. The Fund will reimburse First Trust in an annual amount of no more than 0.10% of the Fund's daily net asset value.

         In addition, the Board has approved the change of the name of the Fund to "First Trust Strategic Value Index Fund," to take effect on or about June 21, 2010.





             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                   ADDITIONAL INFORMATION FOR FUTURE REFERENCE